Share-based payments	12 Months Ended
Jun. 30, 2022
Share-based payments [Abstract]
Share-based payments
Note 31.  Share-based payments

The Group has entered into a number of share-based compensation arrangements. Details of these arrangements, which are considered as options for accounting purposes, are described below:

Employee Share Plan
The Group's Employee Share Plan is a loan-funded share scheme. These loan-funded shares generally vest subject to satisfying employment service periods (and in some cases, non-market-based performance milestones). The employment service periods are generally met in three equal tranches on the third, fourth and fifth anniversary of the grant date. Under this scheme, the Company issues a limited recourse loan (that has a maximum term of up to 9 years and 11 months) to employees for the sole purpose of acquiring shares in the Company. Upon disposal of any loan-funded shares by employees, the aggregate purchase price for the shares shall be applied by the Company to pay down the outstanding loan payable.

The recourse on the loan is limited to the lower of the initial amount of the loan granted to the employee and the proceeds from the sale of the underlying shares. Employees are entitled to exercise the voting and dividend rights attached to the shares from the date of allocation. If the employee leaves the Company within the vesting period, the shares may be bought back by the Company at the original issue price and the loan is repaid. Loan-funded shares have been treated as options as required under IFRS 2 Share-based Payments. Vesting of instruments granted under the Employee Share Plan is dependent on specific service thresholds being met by the employee.

2021 Executive Director Liquidity and Price Target Options
On 20 January 2021, the Group's board approved the grant of 1,000,000 options each to entities controlled by Daniel Roberts and William Roberts (each an Executive Director) to acquire ordinary shares at an exercise price of $3.8647 (A$5.0005) with an expiration date of 20 December 2025. All 'Executive Director Liquidity and Price Target Options' vested on completion of the IPO on 17 November 2021 in accordance with the following vesting thresholds:
●	If the IPO price or volume weighted average market price (‘VWAP’) of an ordinary share over any consecutive 20 trading day period is equal to or exceeds $5.41 (A$7.00): 300,000 options vest

●	If the IPO price or VWAP of an ordinary share over any consecutive 20 trading day period is equal to or exceeds $6.96 (A$9.00): 300,000 options vest

●	If the IPO price or VWAP of an ordinary share over any consecutive 20 trading day period is equal to or exceeds $8.50 (A$11.00): 400,000 options vest

The option holder is entitled to receive, in its capacity as a holder of the options, an income distribution per vested option equal to any dividend, distribution, capital return or buyback proceeds (collectively, ‘Distribution’) paid by the Company per ordinary share as if any vested options were exercised and ordinary shares issued to the option holder at the relevant time of such Distribution. The options are subject to customary adjustments to reflect any reorganization of the Company’s capital. As at 30 June 2022, none of the 2,000,000 outstanding vested 'Executive Director Liquidity and Price Target Options' have been exercised.

Employee Option Plan
The Board approved an Employee Option Plan on 28 July 2021. The terms of the Employee Option Plan are substantially similar to the Employee Share Plan, with the main difference being that the incentives are issued in the form of options and loans are not provided to participants. If the employee leaves the Company within the vesting period of the options granted, the Board retains the absolute discretion to cancel any unvested options held by the employee. Vesting of options granted under the Employee Option Plan is dependent on specific service thresholds being met by the employee.

Non-Executive Director Option Plan
The Board approved a Non-Executive Director Option Plan (‘NED Option Plan’) on 28 July 2021. The terms of the NED Option Plan are substantially similar to the Employee Option Plan. Vesting of instruments granted under the NED Option Plan is dependent on specific service thresholds being met by the Non-Executive Director.  Where an option holder ceases to be a Director of the Company within the vesting period, the options granted to that Director will vest on a pro-rata basis of the associated service period. The Board retains the absolute discretion to cancel any remaining unvested options held by the option holder.
2021 Executive Director Long-term Target Options
On 18 August 2021, the Group's shareholders approved the grant of 2,400,000 long-term options each to entities controlled by Daniel Roberts and William Roberts to acquire ordinary shares at an exercise price of $75 per option (‘Long-term Target Options’). These options were granted on 14 September 2021, and have a contractual exercise period of 12 years.

The Long-term Target Options will vest in four tranches following listing of the Company, if the relevant ordinary share price is equal to or exceeds the corresponding vesting threshold and the relevant Executive Director has not voluntarily resigned as a Director of the Company. The vesting thresholds are detailed below:
●	If the VWAP of an ordinary share over the immediately preceding 20 trading days is equal to or exceeds $370: 600,000 Long-term Target Options will vest

●	If the VWAP of an ordinary share over the immediately preceding 20 trading days is equal to or exceeds $650: 600,000 Long-term Target Options will vest

●	If the VWAP of an ordinary share over the immediately preceding 20 trading days is equal to or exceeds $925: 600,000 Long-term Target Options will vest

●	If the VWAP of an ordinary share over the immediately preceding 20 trading days is equal to or exceeds $1,850: 600,000 Long-term Target Options will vest

The VWAP vesting thresholds may also be triggered by a sale or takeover of the Company based upon the price per ordinary share received in such transaction.

The option holder is entitled to receive in its capacity as a holder of the options, a distribution paid by the Company per ordinary share as if the vested options were exercised and ordinary shares issued to the option holder at the relevant time of such distribution.

The options are subject to customary adjustments to reflect any reorganization of the Company's capital, as well as adjustments to vesting thresholds including any future issuance of ordinary shares by the Company.

Reconciliation of outstanding share options

Set out below are summaries of options granted under all plans:

	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	30 June 2022	30 June 2022	30 June 2021	30 June 2021 (restated*)

Outstanding as at 1 July	4,143,415	$3.03	1,492,317	$1.53
Granted during the year	5,126,484	$71.19	2,693,944	$3.91
Forfeited during the year	(259,352)	$8.01	(42,846)	$4.57

Outstanding at the end of the financial year	9,010,547	$41.67	4,143,415	$3.03

Exercisable at the end of the financial year	3,351,327	$3.04	302,000	$2.01

As at 30 June 2022, the weighted average remaining contractual life of options outstanding is 8.69 years (30 June 2021:  6.8 years, 30 June 2020: 9.6 years).

Valuation methodology

The fair value of instruments issued under the Employee Share Plan, Employee Option Plan and NED Option Plan have been measured using a Black-Scholes-Merton valuation model. The fair value of the Executive Director Liquidity and Price Target Options and 2021 Executive Director Long-term Target Options have been measured using a Monte-Carlo simulation. Service and non-market performance conditions attached to the arrangements were not taken into account when measuring fair value.

The following table list the inputs used in measuring the fair value of arrangements granted during the years ended 30 June 2022, 30 June 2021 and 30 June 2020:

Grant date	Dividend yield	Expected volatility	Risk-free interest rate	Expected life (weighted average)	Grant date share price	Exercise price (weighted average)	Fair value (weighted average)	Number of options granted
	%	%	%	years	US$	US$	US$

Employee Share Plan
04 April 2020	-	46%	0.15%	2.28	1.53	1.53	0.39	1,492,317
31 July 2020	-	60%	0.15%	2.00	2.37	2.12	0.83	453,516
10 May 2021	-	90%	0.15%	2.71	7.68	7.64	4.46	240,428

Employee Option Plan
28 July 2021	-	90%	0.15%	7.00	34.73	8.76	31.05	89,541
20 October 2021	-	90%	0.15%	7.00	34.80	36.45	26.50	53,223
17 June 2022	-	122%	0.85%	7.00	3.74	36.45	2.71	7,750

Executive Director Options
20 January 2021	-	60%	0.15%	4.90	2.71	3.86	0.81	2,000,000

Long-term Target Options
14 September 2021	-	90%	1.28%	9.00	34.17	75.00	23.87	4,800,000

NED Option Plan
28 July 2021	-	90%	0.15%	6.58	34.73	8.76	30.80	161,707
21 October 2021	-	90%	0.15%	7.00	34.80	36.45	26.50	14,266

The share-based payment expense for the year was $13,896,000 (2021: $805,000, 2020: $179,000).